Organization - Additional Information (Details)	Dec. 06, 2024 USD ($) $ / shares shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock shares issued | shares	10,000
Common stock shares par value	$ 0.001
Common stock shares outstanding | $	$ 100,000
Net asset value per share	$ 10
Net assets percentage	80.00%
Percentage of country share allocated on merchandise	50.00%